ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant subsidiaries and its consolidated VIEs

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qicheng Information & Technology Co., Ltd. (“Qicheng”)	August 6, 2019	PRC
VIEs and VIEs’ Subsidiaries
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC
Shanghai Qiyaoxin Technology Co., Ltd. (formerly known as “Shanghai 360 Financing Guarantee Co., Ltd.”, “Shanghai Financing Guarantee”)	May 20, 2019	PRC

Schedule of financial information of VIEs

	December 31,	June 30,
	2021	2022
	RMB	RMB
ASSETS
Cash and cash equivalents	4,605,851	6,556,202
Restricted cash	1,986,512	2,344,124
Funds receivable from third party payment service providers	153,151	312,447
Accounts receivable and contract assets, net	2,133,477	1,653,349
Financial assets receivable, net	3,806,243	3,618,560
Security deposit prepaid to third-party guarantee companies	874,886	698,478
Amounts due from related parties	608,924	384,804
Loans receivable, net	1,197,532	1,305,091
Prepaid expenses and other assets	235,780	253,539
Property and equipment, net	15,074	12,831
Land use rights, net	1,018,908	1,008,548
Intangible assets	3,972	4,433
Deferred tax assets	779,291	967,237
Accounts receivable and contract assets, net-non current	217,298	290,528
Financial assets receivable, net-non current	597,965	683,078
Amounts due from related parties, non-current	121,855	49,627
Loans receivable, net-non current	1,029,545	2,634,648
Other non-current assets	27,729	48,602
Total Assets	19,413,993	22,826,126

LIABILITIES
Short term loans	150,000	150,000
Guarantee liabilities-stand ready	4,818,144	4,538,963
Guarantee liabilities-contingent	3,285,081	3,320,414
Accrued expenses and other current liabilities	1,820,609	1,617,329
Income tax payable	449,553	581,136
Other tax payable	218,017	108,509
Amounts due to related parties	94,057	82,063
Deferred tax liabilities	65,542	27,328
Other long-term liabilities	10,271	23,958
Total liabilities	10,911,274	10,449,700

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Net revenue	6,248,574	6,713,481
Net income	2,930,834	1,566,142

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Net cash provided by operating activities	1,861,811	2,453,285
Net cash (used in) investing activities	(351,780)	(2,148,700)
Net cash provided by financing activities	673,400	—

	December 31,	September 30,
	2021	2022
	RMB	RMB
ASSETS
Cash and cash equivalents	4,605,851	6,753,079
Restricted cash	1,986,512	2,383,178
Short term investments	—	30,000
Security deposit prepaid to third-party guarantee companies	874,886	549,548
Funds receivable from third party payment service providers	153,151	983,851
Accounts receivable and contract assets, net	2,133,477	1,589,517
Financial assets receivable, net	3,806,243	3,321,117
Amounts due from related parties	608,924	317,557
Loans receivable, net	1,197,532	1,998,988
Prepaid expenses and other assets	235,780	337,254
Accounts receivable and contract assets, net-non current	217,298	297,756
Financial assets receivable, net-non current	597,965	755,977
Amounts due from related parties, non-current	121,855	70,322
Loans receivable, net-non current	1,029,545	2,575,089
Property and equipment, net	15,074	17,887
Land use rights, net	1,018,908	1,003,366
Intangible assets	3,972	4,131
Deferred tax assets	779,291	1,086,165
Other non-current assets	27,729	42,719
Total Assets	19,413,993	24,117,501

LIABILITIES
Accrued expenses and other current liabilities	1,820,609	1,699,591
Amounts due to related parties	94,057	138,542
Short term loans	150,000	150,000
Guarantee liabilities – stand ready	4,818,144	4,385,117
Guarantee liabilities – contingent	3,285,081	3,404,333
Income tax payable	449,553	644,363
Other tax payable	218,017	146,792
Deferred tax liabilities	65,542	23,810
Other long-term liabilities	10,271	22,929
Total liabilities	10,911,274	10,615,477

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Net revenue	10,070,969	10,012,621
Net income	4,551,396	2,291,880

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Net cash provided by operating activities	3,274,881	3,191,592
Net cash (used in) investing activities	(1,008,797)	(2,964,541)
Net cash provided by financing activities	673,400	(2,987)